Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (329,290)	$ 9,754	$ 2,521	$ (35,764)	$ 58,939
Adjustment to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	129,568	127,289	168,498	169,122	161,819
Amortization of other non-current assets	736	630	723	805	1,597
Amortization of intangible assets	807	901	1,210	1,287	1,372
(Gain) loss on extinguishment of debt, net	2,030			(1,192)	(11,451)
Interest expense added to long-term debt	18,601	39,525	52,877	32,332
Amortization of long-term debt reduction	(1,532)	(3,446)	(4,595)	(4,595)	(383)
Gain related to casualty disasters	(1,125)	(1,254)	(468)	5,279	(2,367)
Write off of deferred costs		27	27		1,705
Write off of non-current assets				165
Amortization of leasehold interests	(427)	(449)	(572)	(676)	(676)
Amortization of deferred costs	6,807	7,028	10,399	7,317	9,280
Loss on sale or retirement of assets		47	359	1,562	2,168
Financing costs expensed as incurred				7,749
Gain on sale from discontinued operations		(7,694)	(10,714)
Impairment loss	5,308	19,913	19,533	53,228
Equity based compensation	39,578
Deferred income taxes	18,257	24	43	34	67
Recognition of net deferred tax liabilities upon C-corporation conversion	321,054
Loss on interest rate caps		135	135	97	168
Amortization of premium on subordinated notes					(29)
Provision for doubtful accounts	1,556	1,385	1,554	1,904	2,153
Changes in assets and liabilities:
Accounts receivable	(5,675)	(7,693)	2,203	(5,186)	(5,901)
Other current assets	3,066	809	(143)	(47)	(560)
Receivables from / payable to affiliates	1,298	(2,343)	(2,920)	(332)	566
Other non-current assets	(285)	(356)	(563)	(1,277)	(354)
Accounts payable	(8,391)	(5,052)	(4,027)	6,439	(393)
Accrued payroll and employee benefits	5,623	10,078	(3,565)	733	3,335
Accrued real estate taxes	4,005	1,571	(425)	451	(1,155)
Accrued expenses and other liabilities	15,241	1,027	419	7,921	(698)
Other long-term liabilities	868	1,163	349	831	1,227
Net cash provided by operating activities	227,678	193,019	232,858	248,187	220,429
Cash flows from investing activities:
Acquisitions, net of cash acquired	(77,667)
Capital expenditures	(65,832)	(82,979)	(115,529)	(102,886)	(95,552)
(Increase) decrease in restricted cash	103,026	(23,189)	9,381	(52,662)	498
Decrease in other non-current assets	382		(700)	22	33
Increase in investments				(11)	(2)
Insurance proceeds on casualty disasters	997	2,808	2,833	2,843	2,853
Purchase of intangible assets, net		(103)	(103)	(13)	(600)
Payment of franchise incentives	(400)	(700)
Proceeds from sale of assets	7,053	65,296	105,837	1,755
Proceeds from other non-current assets					324
Net cash provided by (used in) investing activities	(32,441)	(38,867)	1,719	(150,952)	(92,446)
Cash flows from financing activities:
Proceeds from long-term debt	2,100,000			484,918
Repayment of long-term debt	(2,896,452)	(136,301)	(227,961)	(765,908)	(150,557)
Payment of deferred costs	(27,255)	(8,981)	(13,229)	(22,246)	(12,099)
Payment of original issue discount	(10,500)
Proceeds from issuance of common stock, net	697,978
Purchase of treasury stock	(944)
Investment in interest rate caps		(135)	(135)	(97)	(168)
Distributions to members	(106)	(135)	(135)	(18,238)	(24)
Distributions to noncontrolling interests	(4,398)	(459)	(518)	(570)	(417)
Capital contributions	21,516			174,862	85,000
Net cash used in financing activities	(120,161)	(146,011)	(241,978)	(147,279)	(78,265)
Increase (decrease) in cash and cash equivalents	75,076	8,141	(7,401)	(50,044)	49,718
Cash and cash equivalents at the beginning of the period	33,412	40,813	40,813	90,857	41,139
Cash and cash equivalents at the end of the period	108,488	48,954	33,412	40,813	90,857
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid during the period	78,838	68,355	90,572	65,601	43,372
Income taxes paid during the period, net of refunds	3,733	2,754	3,459	2,408	2,305
Supplemental non-cash disclosure:
Capital expenditures included in accounts payable	2,166	920	2,120	3,079	10,290
Deferred costs included in proceeds from issuance of common stock	4,757
Cash flow hedge adjustment, net of tax	582
Receivable for capital assets damaged by casualty disasters	$ 1,574	$ 2,127	$ 2,413	$ 3,096	$ 615